Accrued Expenses and Other Liabilities (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 317,172	$ 393,740
Other payable for leasehold improvements	1,399,199	1,428,073
Accrued professional service expenses	7,364	127,787
Other current liabilities	734,721	287,705
Total	$ 2,458,456	$ 2,237,305